SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

	Shares	Value†
COMMON STOCKS - 43.1%
Technology - 13.7%
NVIDIA Corp.	1,775	$280,432
Microsoft Corp.	547	272,083
Apple, Inc.	1,095	224,661
Broadcom, Inc.	340	93,721
Oracle Corp.	120	26,236
Palantir Technologies, Inc. — Class A*	154	20,993
International Business Machines Corp.	69	20,340
Salesforce, Inc.	70	19,088
Intuit, Inc.	24	18,903
Advanced Micro Devices, Inc.*	116	16,460
Texas Instruments, Inc.	67	13,911
QUALCOMM, Inc.	82	13,059
Accenture plc — Class A	42	12,554
ServiceNow, Inc.*	12	12,337
Adobe, Inc.*	31	11,993
Micron Technology, Inc.	94	11,586
Applied Materials, Inc.	60	10,984
Lam Research Corp.	94	9,150
Analog Devices, Inc.	35	8,331
Crowdstrike Holdings, Inc. — Class A*	16	8,149
KLA Corp.	8	7,166
Fiserv, Inc.*	40	6,896
Synopsys, Inc.*	13	6,665
Cadence Design Systems, Inc.*	20	6,163
Intel Corp.*	273	6,115
Autodesk, Inc.*	19	5,882
NXP Semiconductor N.V.	24	5,244
Fortinet, Inc.*	44	4,652
Electronic Arts, Inc.	26	4,152
Take-Two Interactive Software, Inc.*	16	3,886
Paychex, Inc.	24	3,491
Fidelity National Information Services, Inc.	40	3,257
Microchip Technology, Inc.	44	3,096
Cognizant Technology Solutions Corp. — Class A	39	3,043
Roper Technologies, Inc.	5	2,834
Workday, Inc. — Class A*	11	2,640
ON Semiconductor Corp.*	48	2,516
Dell Technologies, Inc. — Class C	20	2,452
MSCI, Inc. — Class A	4	2,307
Seagate Technology Holdings plc	15	2,165
Fair Isaac Corp.*	1	1,828
NetApp, Inc.	17	1,811
Western Digital Corp.	28	1,792
ANSYS, Inc.*	5	1,756
PTC, Inc.*	10	1,723
Super Micro Computer, Inc.*	33	1,617
Gartner, Inc.*	4	1,617
Zebra Technologies Corp. — Class A*	5	1,542
HP, Inc.	63	1,541
Monolithic Power Systems, Inc.	2	1,463
Broadridge Financial Solutions, Inc.	6	1,458
Hewlett Packard Enterprise Co.	67	1,370
Tyler Technologies, Inc.*	2	1,186
Leidos Holdings, Inc.	7	1,104
Skyworks Solutions, Inc.	14	1,043
Teradyne, Inc.	9	809
Akamai Technologies, Inc.*	9	718
Paycom Software, Inc.	2	463
Dayforce, Inc.*	8	443
EPAM Systems, Inc.*	2	354
Total Technology		1,215,231
Communications - 6.9%
Amazon.com, Inc.*	691	151,599
Meta Platforms, Inc. — Class A	157	115,880
Alphabet, Inc. — Class A	422	74,369
Alphabet, Inc. — Class C	338	59,958
Netflix, Inc.*	34	45,530
Cisco Systems, Inc.	300	20,814
Walt Disney Co.	142	17,610
Uber Technologies, Inc.*	150	13,995
AT&T, Inc.	461	13,341
Verizon Communications, Inc.	306	13,241
Booking Holdings, Inc.	2	11,578
Comcast Corp. — Class A	268	9,565
T-Mobile US, Inc.	38	9,054
Palo Alto Networks, Inc.*	44	9,004
Arista Networks, Inc.*	76	7,775
DoorDash, Inc. — Class A*	23	5,670
Motorola Solutions, Inc.	11	4,625
Airbnb, Inc. — Class A*	32	4,235
eBay, Inc.	40	2,978
Charter Communications, Inc. — Class A*	6	2,453
Corning, Inc.	42	2,209
Omnicom Group, Inc.	23	1,655
CDW Corp.	9	1,607
F5, Inc.*	5	1,472
VeriSign, Inc.	5	1,444
GoDaddy, Inc. — Class A*	8	1,441
Fox Corp. — Class A	22	1,233
Expedia Group, Inc.	7	1,181
Warner Bros Discovery, Inc.*	90	1,031
Gen Digital, Inc.	30	882
Match Group, Inc.	16	494
Interpublic Group of Companies, Inc.	15	367
Total Communications		608,290
Financial - 6.5%
Berkshire Hathaway, Inc. — Class B*	143	69,465
JPMorgan Chase & Co.	206	59,721
Visa, Inc. — Class A	124	44,026
Mastercard, Inc. — Class A	60	33,716
Bank of America Corp.	469	22,193
Wells Fargo & Co.	247	19,790
Goldman Sachs Group, Inc.	27	19,109
Morgan Stanley	102	14,368
American Express Co.	41	13,078
Progressive Corp.	44	11,742
Citigroup, Inc.	135	11,491
Charles Schwab Corp.	124	11,314
Capital One Financial Corp.	47	9,999
Blackrock, Inc.	9	9,443
CME Group, Inc. — Class A	31	8,544
Marsh & McLennan Companies, Inc.	39	8,527
PNC Financial Services Group, Inc.	44	8,202
Intercontinental Exchange, Inc.	40	7,339
Blackstone, Inc. — Class A	49	7,330
American Tower Corp. — Class A REIT	32	7,073
Chubb Ltd.	24	6,953
Prologis, Inc. REIT	65	6,833
KKR & Company, Inc. — Class A	45	5,986
Realty Income Corp. REIT	99	5,703
Welltower, Inc. REIT	37	5,688
Simon Property Group, Inc. REIT	33	5,305
Arthur J Gallagher & Co.	16	5,122
MetLife, Inc.	63	5,066
Aon plc — Class A	14	4,995
Bank of New York Mellon Corp.	53	4,829
U.S. Bancorp	100	4,525
Aflac, Inc.	42	4,429
Travelers Companies, Inc.	16	4,281
Apollo Global Management, Inc.	30	4,256
Allstate Corp.	21	4,228
Crown Castle, Inc. REIT	40	4,109
Public Storage REIT	14	4,108
Digital Realty Trust, Inc. REIT	23	4,010
Prudential Financial, Inc.	37	3,975
American International Group, Inc.	46	3,937
Coinbase Global, Inc. — Class A*	11	3,855
Truist Financial Corp.	86	3,697
CBRE Group, Inc. — Class A*	25	3,503
AvalonBay Communities, Inc. REIT	17	3,460
Loews Corp.	35	3,208
Equinix, Inc. REIT	4	3,182
Ventas, Inc. REIT	49	3,094
Nasdaq, Inc.	33	2,951
VICI Properties, Inc. REIT	86	2,804
M&T Bank Corp.	14	2,716
Ameriprise Financial, Inc.	5	2,669
Hartford Insurance Group, Inc.	21	2,664
Mid-America Apartment Communities, Inc. REIT	18	2,664
CoStar Group, Inc.*	33	2,653
Extra Space Storage, Inc. REIT	16	2,359
State Street Corp.	22	2,339
Raymond James Financial, Inc.	15	2,301
Brown & Brown, Inc.	19	2,107
Arch Capital Group Ltd.	23	2,094
Iron Mountain, Inc. REIT	20	2,052
Equity Residential REIT	29	1,957
Fifth Third Bancorp	44	1,810
Camden Property Trust REIT	15	1,690
Synchrony Financial	25	1,669
T. Rowe Price Group, Inc.	16	1,544
Willis Towers Watson plc	5	1,533
Alexandria Real Estate Equities, Inc. REIT	21	1,525
Citizens Financial Group, Inc.	34	1,522
Northern Trust Corp.	12	1,522
Principal Financial Group, Inc.	17	1,350
Cincinnati Financial Corp.	8	1,191
W R Berkley Corp.	10	735
Weyerhaeuser Co. REIT	25	642
Assurant, Inc.	3	592
Kimco Realty Corp. REIT	15	315
Total Financial		570,777
Consumer, Non-cyclical - 6.3%
Eli Lilly & Co.	58	45,213
Johnson & Johnson	193	29,481
Procter & Gamble Co.	180	28,678
AbbVie, Inc.	126	23,388
Coca-Cola Co.	306	21,649
UnitedHealth Group, Inc.	67	20,902
Philip Morris International, Inc.	112	20,399
Abbott Laboratories	137	18,633
PepsiCo, Inc.	124	16,373
Intuitive Surgical, Inc.*	26	14,129
Merck & Company, Inc.	173	13,695
Boston Scientific Corp.*	111	11,923
Thermo Fisher Scientific, Inc.	29	11,758
Amgen, Inc.	41	11,448
S&P Global, Inc.	21	11,073
Gilead Sciences, Inc.	91	10,089
Danaher Corp.	50	9,877
Stryker Corp.	24	9,495
Vertex Pharmaceuticals, Inc.*	21	9,349
Automatic Data Processing, Inc.	29	8,943
Altria Group, Inc.	142	8,326
Medtronic plc	95	8,281
Pfizer, Inc.	337	8,169
Cintas Corp.	34	7,577
Bristol-Myers Squibb Co.	142	6,573
CVS Health Corp.	93	6,415
Mondelez International, Inc. — Class A	92	6,204
Cigna Group	18	5,950
PayPal Holdings, Inc.*	80	5,946
McKesson Corp.	8	5,862
HCA Healthcare, Inc.	15	5,747
Moody's Corp.	11	5,517
Colgate-Palmolive Co.	60	5,454
Elevance Health, Inc.	14	5,445
IDEXX Laboratories, Inc.*	10	5,363
Regeneron Pharmaceuticals, Inc.	10	5,250
Quanta Services, Inc.	13	4,915
Becton Dickinson & Co.	27	4,651
Zoetis, Inc.	29	4,522
Cencora, Inc. — Class A	15	4,498
Kroger Co.	51	3,658
Corteva, Inc.	49	3,652
Keurig Dr Pepper, Inc.	95	3,141
Edwards Lifesciences Corp.*	40	3,129
United Rentals, Inc.	4	3,014
Kimberly-Clark Corp.	23	2,965
Agilent Technologies, Inc.	25	2,950
Monster Beverage Corp.*	47	2,944
Humana, Inc.	12	2,934
Sysco Corp.	38	2,878
Cardinal Health, Inc.	17	2,856
ResMed, Inc.	10	2,580
Kellanova	32	2,545
Insulet Corp.*	8	2,514
Kenvue, Inc.	120	2,511
Verisk Analytics, Inc. — Class A	8	2,492
Dexcom, Inc.*	28	2,444
General Mills, Inc.	47	2,435
Equifax, Inc.	9	2,334
GE HealthCare Technologies, Inc.	31	2,296
Archer-Daniels-Midland Co.	36	1,900
Biogen, Inc.*	13	1,633
Centene Corp.*	30	1,628
Constellation Brands, Inc. — Class A	10	1,627
Kraft Heinz Co.	58	1,498
STERIS plc	6	1,441
IQVIA Holdings, Inc.*	9	1,418
Zimmer Biomet Holdings, Inc.	15	1,368
Hershey Co.	8	1,328
Quest Diagnostics, Inc.	7	1,257
McCormick & Company, Inc.	16	1,213
Estee Lauder Companies, Inc. — Class A	15	1,212
Global Payments, Inc.	15	1,201
Labcorp Holdings, Inc.	4	1,050
Waters Corp.*	3	1,047
Clorox Co.	8	961
Hologic, Inc.*	14	912
Universal Health Services, Inc. — Class B	5	906
Rollins, Inc.	16	903
Molina Healthcare, Inc.*	3	894
Charles River Laboratories International, Inc.*	5	759
Align Technology, Inc.*	4	757
Cooper Companies, Inc.*	10	712
Avery Dennison Corp.	4	702
Incyte Corp.*	10	681
Revvity, Inc.	7	677
Corpay, Inc.*	2	664
West Pharmaceutical Services, Inc.	3	657
Bunge Global S.A.	8	642
Henry Schein, Inc.*	8	584
Moderna, Inc.*	20	552
Solventum Corp.*	7	531
Church & Dwight Company, Inc.	5	480
Baxter International, Inc.	15	454
Lamb Weston Holdings, Inc.	8	415
Molson Coors Beverage Co. — Class B	8	385
Bio-Techne Corp.	6	309
Conagra Brands, Inc.	15	307
DaVita, Inc.*	2	285
Total Consumer, Non-cyclical		559,382
Consumer, Cyclical - 3.5%
Tesla, Inc.*	203	64,485
Costco Wholesale Corp.	35	34,648
Walmart, Inc.	320	31,290
Home Depot, Inc.	73	26,765
McDonald's Corp.	55	16,069
TJX Companies, Inc.	88	10,867
Lowe's Companies, Inc.	39	8,653
Starbucks Corp.	85	7,788
Royal Caribbean Cruises Ltd.	22	6,889
NIKE, Inc. — Class B	88	6,252
Chipotle Mexican Grill, Inc. — Class A*	94	5,278
Marriott International, Inc. — Class A	19	5,191
Fastenal Co.	120	5,040
Hilton Worldwide Holdings, Inc.	16	4,261
O'Reilly Automotive, Inc.*	45	4,056
PACCAR, Inc.	40	3,802
AutoZone, Inc.*	1	3,712
General Motors Co.	74	3,642
Target Corp.	33	3,255
WW Grainger, Inc.	3	3,121
DR Horton, Inc.	24	3,094
Copart, Inc.*	63	3,091
Ross Stores, Inc.	24	3,062
Yum! Brands, Inc.	20	2,964
Delta Air Lines, Inc.	56	2,754
Tapestry, Inc.	28	2,459
Lennar Corp. — Class A	21	2,323
Live Nation Entertainment, Inc.*	15	2,269
Carnival Corp.*	74	2,081
United Airlines Holdings, Inc.*	25	1,991
Cummins, Inc.	6	1,965
Darden Restaurants, Inc.	9	1,962
Ford Motor Co.	159	1,725
MGM Resorts International*	50	1,720
Genuine Parts Co.	14	1,698
Deckers Outdoor Corp.*	16	1,649
Dollar Tree, Inc.*	16	1,585
Tractor Supply Co.	30	1,583
Williams-Sonoma, Inc.	9	1,470
Lululemon Athletica, Inc.*	6	1,425
Ralph Lauren Corp. — Class A	5	1,371
Aptiv plc*	20	1,364
PulteGroup, Inc.	12	1,265
Dollar General Corp.	11	1,258
Best Buy Company, Inc.	15	1,007
Las Vegas Sands Corp.	23	1,001
Ulta Beauty, Inc.*	2	936
TKO Group Holdings, Inc.	5	910
Pool Corp.	3	875
CarMax, Inc.*	13	874
Caesars Entertainment, Inc.*	27	766
Hasbro, Inc.	10	738
Domino's Pizza, Inc.	1	451
Total Consumer, Cyclical		310,750
Industrial - 3.2%
General Electric Co.	77	19,819
Caterpillar, Inc.	42	16,305
RTX Corp.	93	13,580
Boeing Co.*	57	11,943
Honeywell International, Inc.	50	11,644
Union Pacific Corp.	45	10,354
Eaton Corporation plc	28	9,996
Deere & Co.	19	9,661
GE Vernova, Inc.	18	9,525
Amphenol Corp. — Class A	90	8,887
Parker-Hannifin Corp.	12	8,382
Lockheed Martin Corp.	18	8,336
Johnson Controls International plc	64	6,760
3M Co.	44	6,698
Northrop Grumman Corp.	12	6,000
Illinois Tool Works, Inc.	24	5,934
Emerson Electric Co.	44	5,866
Waste Management, Inc.	25	5,720
Howmet Aerospace, Inc.	30	5,584
General Dynamics Corp.	19	5,542
Carrier Global Corp.	74	5,416
United Parcel Service, Inc. — Class B	53	5,350
Trane Technologies plc	12	5,249
TransDigm Group, Inc.	3	4,562
CSX Corp.	136	4,438
FedEx Corp.	18	4,091
Republic Services, Inc. — Class A	16	3,946
TE Connectivity plc	23	3,879
Norfolk Southern Corp.	15	3,839
Old Dominion Freight Line, Inc.	21	3,408
Axon Enterprise, Inc.*	4	3,312
AMETEK, Inc.	17	3,076
L3Harris Technologies, Inc.	12	3,010
Vulcan Materials Co.	11	2,869
Westinghouse Air Brake Technologies Corp.	13	2,722
Dover Corp.	14	2,565
Ingersoll Rand, Inc.	29	2,412
Jabil, Inc.	11	2,399
Otis Worldwide Corp.	24	2,377
Rockwell Automation, Inc.	7	2,325
Xylem, Inc.	17	2,199
Martin Marietta Materials, Inc.	4	2,196
Veralto Corp.	17	1,716
Garmin Ltd.	8	1,670
Keysight Technologies, Inc.*	10	1,639
Trimble, Inc.*	21	1,596
Ball Corp.	25	1,402
Smurfit WestRock plc	31	1,338
Masco Corp.	20	1,287
Textron, Inc.	15	1,204
Mettler-Toledo International, Inc.*	1	1,175
Packaging Corporation of America	6	1,131
Builders FirstSource, Inc.*	9	1,050
Expeditors International of Washington, Inc.	9	1,028
Pentair plc	10	1,027
Fortive Corp.	17	886
Hubbell, Inc.	2	817
J.B. Hunt Transport Services, Inc.	5	718
CH Robinson Worldwide, Inc.	7	672
Jacobs Solutions, Inc.	5	657
Allegion plc	4	576
Stanley Black & Decker, Inc.	7	474
Generac Holdings, Inc.*	3	430
Ralliant Corp.*	6	275
Total Industrial		284,944
Energy - 1.3%
Exxon Mobil Corp.	314	33,849
Chevron Corp.	134	19,188
ConocoPhillips	99	8,884
EOG Resources, Inc.	51	6,100
Williams Companies, Inc.	97	6,093
Kinder Morgan, Inc.	158	4,645
Schlumberger N.V.	99	3,346
Marathon Petroleum Corp.	20	3,322
ONEOK, Inc.	40	3,265
Phillips 66	27	3,221
Hess Corp.	22	3,048
Valero Energy Corp.	21	2,823
Equities Corp.	44	2,566
Baker Hughes Co.	66	2,530
Occidental Petroleum Corp.	50	2,101
Targa Resources Corp.	12	2,089
Expand Energy Corp.	15	1,754
Devon Energy Corp.	48	1,527
Diamondback Energy, Inc.	11	1,512
Texas Pacific Land Corp.	1	1,056
First Solar, Inc.*	5	828
Halliburton Co.	38	775
Coterra Energy, Inc. — Class A	27	685
Enphase Energy, Inc.*	7	277
Total Energy		115,484
Utilities - 1.0%
NextEra Energy, Inc.	150	10,413
Duke Energy Corp.	80	9,440
Southern Co.	86	7,897
American Electric Power Company, Inc.	62	6,433
Constellation Energy Corp.	19	6,132
Sempra	58	4,395
CMS Energy Corp.	59	4,088
Vistra Corp.	21	4,070
Dominion Energy, Inc.	63	3,561
Exelon Corp.	75	3,256
Public Service Enterprise Group, Inc.	37	3,115
Consolidated Edison, Inc.	30	3,010
Xcel Energy, Inc.	42	2,860
Entergy Corp.	32	2,660
NRG Energy, Inc.	16	2,569
Edison International	46	2,374
Atmos Energy Corp.	15	2,312
WEC Energy Group, Inc.	20	2,084
Ameren Corp.	19	1,825
American Water Works Company, Inc.	12	1,669
DTE Energy Co.	11	1,457
Eversource Energy	20	1,272
PG&E Corp.	87	1,213
PPL Corp.	13	441
FirstEnergy Corp.	10	403
CenterPoint Energy, Inc.	10	367
Total Utilities		89,316
Basic Materials - 0.7%
Linde plc	35	16,421
Sherwin-Williams Co.	16	5,494
Air Products and Chemicals, Inc.	19	5,359
Freeport-McMoRan, Inc.	118	5,115
Ecolab, Inc.	18	4,850
Newmont Corp.	81	4,719
Nucor Corp.	20	2,591
DuPont de Nemours, Inc.	31	2,126
International Paper Co.	35	1,639
PPG Industries, Inc.	14	1,592
Steel Dynamics, Inc.	11	1,408
CF Industries Holdings, Inc.	15	1,380
Dow, Inc.	39	1,033
International Flavors & Fragrances, Inc.	14	1,030
LyondellBasell Industries N.V. — Class A	14	810
Mosaic Co.	20	730
Albemarle Corp.	11	689
Eastman Chemical Co.	7	523
Total Basic Materials		57,509
Total Common Stocks
(Cost $3,276,415)		3,811,683
EXCHANGE-TRADED FUNDS - 0.0%**,†
iShares Core S&P 500 ETF	4	2,484
Total Exchange-Traded Funds
(Cost $2,484)		2,484
CLOSED-END FUNDS - 34.9%**
Carlyle Alpinvest Private Markets Fund — Class I	69,755	1,019,115
Hamilton Lane Private Assets Fund	46,700	845,266
Opportunistic Credit Interval Fund — Class I	49,485	573,039
Variant Alternative Income Fund	16,161	427,949
Hamilton Lane Private Infrastructure Fund — Class I*	15,209	217,634
Total Closed-End Funds
(Cost $2,886,388)		3,083,003
BUSINESS DEVELOPMENT COMPANIES - 4.4%**
Golub Capital Private Credit Fund	15,438	387,637
Total Business Development Companies
(Cost $388,103)		387,637
PRIVATE REAL ESTATE INVESTMENT TRUSTS - 5.4%**
Blue Owl Real Estate Net Lease Trust	46,611	477,765
Total Private Real Estate Investment Trusts
(Cost $474,170)		477,765
MONEY MARKET FUND - 9.9%**
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.09%[1]	869,600	869,600
Total Money Market Fund
(Cost $869,600)		869,600
Total Investments - 97.7%
(Cost $7,897,160)		$8,632,172
Other Assets & Liabilities, net - 2.3%		206,467
Total Net Assets - 100.0%		$8,838,639
*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Please see Note 2 in the Note to Schedule of Investments for further details regarding the valuation policy of the Fund.
1	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Notes to Schedule of Investments (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Institutional Investment Strategy Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on January 3, 2023, and commenced investment operations on March 5, 2024.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.

(a) Valuation of Investments
Pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Rule"), the Fund’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures. The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Rule. At least annually, the Adviser directs (or assists) the Fund’s Principal Financial Officer to assess the material risks associated with the determination of the fair value of the Fund’s investments, including a review of any material conflicts of interest and an assessment by the Adviser’s management of such material risks. The Adviser reviews and approves a final risk assessment annually.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Money market funds, closed-end investment companies, and business development companies are valued at the most recently published net asset value per share (“NAV”) of the underlying fund.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Securities representing an interest in another pooled investment vehicle (each, an “Underlying Private Fund”) will initially be assessed at the value provided by that Underlying Private Fund or its manager (each, an “Underlying Manager”). To arrive at the fair value of investments in Underlying Private Funds, the Adviser receives monthly or quarterly capital account statements from the Underlying Private Funds. Upon receipt of these statements, the Adviser determines whether the account statements are based on the fair value of underlying investments. In making such determination, the Adviser reviews and evaluates the valuation policies and procedures of the entity providing the statement. If necessary, the Adviser adjusts the account statements for underlying investments not held at fair value or to bring the fair value estimate in phase with the Adviser reporting date.

If market quotations are not readily available, securities are valued at fair value as set forth below. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

Note 2 — Fair Value Measurement

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities at the measurement date that the Fund has the ability to access.

Level 2 — Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Level 3 — Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and are based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

Routine fair valuations are intended to reflect fair valuations that are determined from the application of a consistent methodology in specific situations with observable inputs. Non-routine fair valuations include all other fair value situations. In a non-routine fair value situation, the Valuation Designee will e-mail the Administrator and other applicable Fund Officers the value to be used along with all relevant information that was used in determining such fair valuation.

A meaningful input in the Fund's Valuation Procedures will be the valuations provided by the private fund managers. Specifically, the value of the Fund's investment in private funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private fund in accordance with the private fund's own valuation policies. Generally, private fund managers value investments of their private funds at their market price if market quotations are readily available. In the absence of observable market prices, private fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

The Adviser will review the appropriateness and accuracy of the aforementioned valuation methodologies at least annually and make any necessary adjustments and amendments to this policy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025:

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV	Total
Common Stocks	$3,811,683	$—	$—	$—	$3,811,683
Exchange-Traded Funds	2,484	—	—	—	2,484
Closed-End Funds	2,237,737	845,266	—	—	3,083,003
Business Development Companies(a)	—	—	—	387,637	387,637
Private Real Estate Investment Trusts	—	477,765	—	—	477,765
Money Market Fund	869,600	—	—	—	869,600
Total Assets	$6,921,504	$1,323,031	$—	$387,637	$8,632,172

(a) In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Note 3 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$7,897,724	$855,416	$(120,968)	$734,448

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund generally classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System.